Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	The following table presents a summary of inventories.

	Years ended December 31,
	2017	2016
	(Millions)
Material, supplies and other	$29	$20
Crude oil production in transit	1	2
	$30	$22